Income taxes - Unrecognized deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	$ 17,278	$ 14,734
Non-capital loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	11,385	7,828
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deferred tax assets	$ 5,893	$ 6,906